Operating Revenue - Disaggregation of Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Brokerage income
Brokerage income subtotal	¥ 1,108,652	$ 160,739	¥ 2,232,253	¥ 1,215,434
Other income	49,256	7,141	12,763	4,788
Total operating revenue	1,157,908	$ 167,880	2,245,016	1,220,222
Life and health insurance business
Brokerage income
Brokerage income subtotal	1,046,469		2,170,767	1,166,118
Property and casualty insurance business
Brokerage income
Brokerage income subtotal	¥ 62,183		¥ 61,486	¥ 49,316